Other financial investments measured at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2025
Other financial investments measured at fair value through other comprehensive income
Summary of other financial investments measured at fair value through other comprehensive income

		As of December 31,
	Note	2023	2024	2025
		RMB	RMB	RMB
Investments in ordinary shares		8,608,691	5,624,762	5,589,169
— Investee A	(i)	4,709,290	2,035,755	526,106
— XPeng(Note 6)	(ii)	3,005,246	2,667,988	4,144,450
— Others		894,155	921,019	918,613
Debt investments		1,015,875	—	—
Total		9,624,566	5,624,762	5,589,169
(i)	Investment in Investee A

As of December 31, 2023, 2024 and 2025, the fair value of the Investment in Investee A was RMB4,709,290, RMB2,035,755 and RMB526,106, respectively. For the years ended December 31, 2023, 2024 and 2025, the Group disposed of a certain number of ordinary shares of Investee A, resulting in a realized other comprehensive income, with amounts of RMB799,978, RMB1,800,823 and RMB748,897 transferred to accumulated deficit, respectively.

Given the changes in the quoted prices of Investee A’s ordinary shares, the Group recognized an unrealized gain of RMB337,052, an unrealized gain of RMB576,205 and an unrealized loss of RMB48,953 in other comprehensive income, for the years ended December 31, 2023, 2024 and 2025, respectively.

(ii)	Investment in XPeng

On November 13, 2023, the Group received 58,164,217 XPeng Class A ordinary shares in connection with the transaction with XPeng. In August 2024, upon completion of the start of production milestone, the Group received an additional 4,636,447 XPeng Class A ordinary shares. For the years ended December 31, 2023, 2024 and 2025, the Group recognized a fair value loss of RMB219,663, a fair value loss of RMB494,270 and a fair value gain of RMB1,898,625, respectively, in other comprehensive income in the consolidated statements of comprehensive income (loss).